Fair Value Measurements - Notional Amount (Details) - Designated as Hedging Instrument - Cash Flow Hedging - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023
Derivative [Line Items]
Cash flow hedges	$ 3,007	$ 4,168
Forward foreign exchange contracts
Derivative [Line Items]
Cash flow hedges	3,007	1,768
Interest rate swaps
Derivative [Line Items]
Cash flow hedges	$ 0	$ 2,400